Other provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of provisions including post-retirement benefits

	Note	2024 US$m	2023 US$m
At 1 January		17,150	15,759
Adjustment on currency translation		(1,128)	241
Adjustments to mining properties/right-of-use assets:	13
–increases to existing and new provisions		851	629
–change in discount rate		(787)	(921)
Charged/(credited) to profit:
–increases to existing and new provisions(a)		435	1,654
–change in discount rate		(235)	(168)
–unused amounts reversed		(88)	(195)
–exchange losses/(gains) on provisions		26	(16)
–amortisation of discount		843	955
Utilised in year		(1,142)	(777)
Newly consolidated operation(b)		61	–
Transfers and other movements(c)		(255)	(11)
At 31 December(d)		15,731	17,150
Balance sheet analysis:
Current		1,183	1,523
Non-current		14,548	15,627
Total		15,731	17,150
(a)In 2023, this included US$1,272 million arising from study updates in the second half of the year which was excluded from underlying EBITDA. Refer to note 1 for details.
(b)This relates to our acquisition of 20.64% interest in NZAS. Refer to note 5 for details.
(c)In 2024, transfer and other movements includes amount relating to disposal of interest in businesses.
(d)Close-down, restoration and environmental provisions at 31 December 2024 have not been adjusted for closure-related receivables amounting to US$350 million (2023: US$366 million) due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.
The impact of discounting on the provision - and the corresponding amount capitalised within “Property, plant and equipment” (for operating sites) or charged/(credited) to the income statement (for non-operating and fully impaired sites) - is illustrated below:

	At 31 December 2024			At 31 December 2023
	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m
Discount rate decreased to 1.0%	3,300	400	3,700	2,300	300	2,600
Discount rate increased to 3.0%	(900)	(100)	(1,000)	(1,800)	(300)	(2,100)

	2024			2023
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,189	369	1,558	1,658
Adjustment on currency translation	(48)	(35)	(83)	32
Charged/(credited) to profit:
–increases to existing and new provisions	91	108	199	78
–unused amounts reversed	–	(12)	(12)	(26)
Utilised in year	(75)	(58)	(133)	(277)
Remeasurement (gains)/losses recognised in other comprehensive income	(94)	–	(94)	102
Transfers and other movements	–	21	21	(9)
At 31 December	1,063	393	1,456	1,558
Balance sheet analysis:
Current	68	291	359	361
Non-current	995	102	1,097	1,197
Total employment provisions	1,063	393	1,456	1,558
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 28.
(b)The provision for other employee entitlements includes a provision for long service leave of US$313 million (2023: US$296 million), based on the relevant entitlements in certain Group operations, and includes US$24 million (2023: US$17 million) of provision for redundancy and severance payments.

	2024 US$m	2023 US$m
Opening balance at 1 January	1,371	1,298
Adjustment on currency translation	(69)	14
Adjustments to mining properties/right-of-use assets:
– increases to existing and new provisions	17	–
– change in discount rate	(2)	–
Charged/(credited) to profit:
– increases to existing and new provisions	184	214
– change in discount rate	(7)	(18)
– unused amounts reversed	(104)	(31)
– exchange gain on provisions	–	(1)
– amortisation of discount	14	22
Utilised in year	(94)	(104)
Transfers and other movements(a)	(203)	(23)
Closing balance at 31 December	1,107	1,371
Balance sheet analysis:
Current	792	637
Non-current	315	734
Total	1,107	1,371
(a)In 2024, transfers and other movements includes settlement of deferred consideration payable to Turquoise Hill Resources Ltd dissenting shareholders.